UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07692
Name of Fund: Legg Mason Investors Trust, Inc.

Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason & Co., LLC 100 Light Street Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2007
Date of reporting period: 12/31/2006

Item 1 — Schedule of Investments
Portfolio of Investments

American Leading Companies Trust
December 31, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 99.2%
Consumer Discretionary — 17.2%
Household Durables — 4.7%
Centex Corp.	300	$16,881
Koninklijke (Royal) Philips Electronics N.V. – ADR	63	2,368
Pulte Homes Inc.	600	19,872

		39,121

Internet and Catalog Retail — 5.5%
Amazon.com Inc.	425	16,770	A
Expedia Inc.	625	13,113	A
IAC/InterActiveCorp	425	15,793	A

		45,676

Media — 3.0%
The DIRECTV Group Inc.	600	14,964	A
Time Warner Inc.	480	10,454

		25,418

Specialty Retail — 4.0%
The Home Depot Inc.	400	16,064
The TJX Cos. Inc.	600	17,112

		33,176

Consumer Staples — 5.5%
Beverages — 0.8%
The Pepsi Bottling Group Inc.	225	6,955

Food and Staples Retailing — 0.6%
Wal-Mart Stores Inc.	100	4,618

Tobacco — 4.1%
Altria Group Inc.	400	34,328

Portfolio of Investments — Continued
American Leading Companies Trust — Continued

	Shares/Par	Value

Energy — 4.1%
Energy Equipment and Services — 0.9%
Baker Hughes Inc.	36	$2,688
Transocean Inc.	60	4,853	A

		7,541

Oil, Gas and Consumable Fuels — 3.2%
Anadarko Petroleum Corp.	134	5,832
Apache Corp.	97	6,451
Devon Energy Corp.	150	10,062
Exxon Mobil Corp.	30	2,299
Royal Dutch Shell PLC – ADR	24	1,699

		26,343

Financials — 23.3%
Capital Markets — 1.5%
Merrill Lynch and Co. Inc.	70	6,517
Morgan Stanley	70	5,700

		12,217

Commercial Banks — 2.6%
Lloyds TSB Group PLC	1,950	21,823

Diversified Financial Services — 9.7%
Bank of America Corp.	343	18,334
Citigroup Inc.	465	25,900
J.P. Morgan Chase and Co.	752	36,322

		80,556

Insurance — 5.6%
American International Group Inc.	300	21,498
The St. Paul Travelers Cos. Inc.	300	16,107
XL Capital Ltd.	127	9,132

		46,737

	Shares/Par	Value

Financials — Continued
Thrifts and Mortgage Finance — 3.9%
Countrywide Financial Corp.	450	$19,103
Washington Mutual Inc.	300	13,647

		32,750

Health Care — 12.3%
Health Care Providers and Services — 9.2%
Health Net Inc.	370	18,004	A
UnitedHealth Group Inc.	616	33,082
WellPoint Inc.	323	25,409	A

		76,495

Pharmaceuticals — 3.1%
Johnson and Johnson	180	11,883
Pfizer Inc.	540	13,986

		25,869

Industrials — 10.7%
Aerospace and Defense — 4.2%
General Dynamics Corp.	216	16,059
Lockheed Martin Corp.	200	18,414

		34,473

Industrial Conglomerates — 5.4%
General Electric Co.	400	14,884
Tyco International Ltd.	1,000	30,400

		45,284

Machinery — 1.1%
Caterpillar Inc.	60	3,680
Deere and Co.	60	5,704

		9,384

Portfolio of Investments — Continued
American Leading Companies Trust — Continued

	Shares/Par	Value

Information Technology — 18.9%
Communications Equipment — 2.6%
Motorola Inc.	200	$4,112
Nokia Oyj – ADR	875	17,780

		21,892

Computers and Peripherals — 5.0%
Dell Inc.	500	12,545	A
Hewlett-Packard Co.	350	14,416
International Business Machines Corp.	152	14,767

		41,728

Internet Software and Services — 3.0%
eBay Inc.	400	12,028	A
Yahoo! Inc.	510	13,025	A

		25,053

IT Services — 1.1%
Accenture Ltd.	250	9,233

Semiconductors and Semiconductor Equipment — 4.3%
Applied Materials Inc.	550	10,148
Intel Corp.	425	8,606
Texas Instruments Inc.	600	17,280

		36,034

Software — 2.9%
Microsoft Corp.	405	12,093
Symantec Corp.	550	11,468	A

		23,561

Materials — 2.4%
Metals and Mining — 2.4%
Alcoa Inc.	100	3,001
Newmont Mining Corp.	115	5,192
United States Steel Corp.	160	11,703

		19,896

	Shares/Par	Value

Telecommunication Services — 4.3%
Wireless Telecommunication Services — 4.3%
ALLTEL Corp.	180	$10,886
Sprint Nextel Corp.	1,300	24,557

		35,443

Utilities — 0.5%
Multi-Utilities — 0.5%
Dominion Resources Inc.	50	4,192

Total Common Stocks and Equity Interests (Cost — $503,974)		825,796

Portfolio of Investments — Continued
American Leading Companies Trust — Continued

	Shares/Par	Value

Repurchase Agreements — 1.0%

Bank of America 5.24%, dated 12/29/06, to be repurchased at $3,933 on 1/2/07 (Collateral: $3,975 Federal Home Loan Bank notes, 5.25%, due 11/3/09, value $4,011)	$3,931	$3,931

Goldman Sachs Group Inc. 5.21%, dated 12/29/06, to be repurchased at $3,933 on 1/2/07 (Collateral: $4,257 Fannie Mae Conventional Loan Pool, 4.50%, due 8/1/35, value $4,005)	3,931	3,931

Total Repurchase Agreements (Cost — $7,862)		7,862

Total Investments — 100.2% (Cost — $511,836)		833,658
Other Assets Less Liabilities — (0.2)%		(1,314)

Net Assets — 100.0%		$832,344

Net Asset Value Per Share:
Primary Class		$25.21

Institutional Class		$26.15

A Non-income producing.
ADR — American Depository Receipt

Portfolio of Investments

Balanced Trust
December 31, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 66.0%
Consumer Discretionary — 5.8%
Hotels Restaurants and Leisure — 1.5%
McDonald’s Corp.	19	$825

Media — 1.0%
The Walt Disney Co.	15	528

Multiline Retail — 2.0%
Target Corp.	18	1,038

Specialty Retail — 1.3%
Lowe’s Cos. Inc.	22	685

Consumer Staples — 6.0%
Beverages — 1.7%
PepsiCo Inc.	15	907

Food and Staples Retailing — 1.3%
SYSCO Corp.	19	684

Household Products — 1.8%
Kimberly-Clark Corp.	14	938

Personal Products — 1.2%
Avon Products Inc.	19	624

Energy — 9.7%
Energy Equipment and Services — 4.8%
Nabors Industries Ltd.	29	849	A
National Oilwell Varco Inc.	13	801	A
Schlumberger Ltd.	14	872

		2,522

Portfolio of Investments — Continued
Balanced Trust — Continued

	Shares/Par	Value

Energy — Continued
Oil, Gas and Consumable Fuels — 4.9%
BP PLC – ADR	10	$698
Chevron Corp.	12	897
EnCana Corp.	22	992

		2,587

Financials — 11.7%
Capital Markets — 1.9%
The Goldman Sachs Group Inc.	5	997

Consumer Finance — 1.5%
Capital One Financial Corp.	10	768

Diversified Financial Services — 2.3%
Citigroup Inc.	22	1,231

Insurance — 1.9%
Lincoln National Corp.	15	1,023

Thrifts and Mortgage Finance — 4.1%
Fannie Mae	19	1,134
The PMI Group Inc.	21	1,005

		2,139

Health Care — 10.7%
Biotechnology — 2.8%
Amgen Inc.	11	717	A
MedImmune Inc.	24	774	A

		1,491

	Shares/Par	Value

Health Care — Continued
Health Care Equipment and Supplies — 4.7%
Biomet Inc.	21	$875
DENTSPLY International Inc.	13	382
Kyphon Inc.	10	388	A
Medtronic Inc.	15	824

		2,469

Pharmaceuticals — 3.2%
Abbott Laboratories	12	565
Johnson and Johnson	10	654
Teva Pharmaceutical Industries Ltd. – ADR	14	447

		1,666

Industrials — 8.2%
Aerospace and Defense — 2.5%
L-3 Communications Holdings Inc.	10	785
United Technologies Corp.	8	519

		1,304

Industrial Conglomerates — 1.4%
General Electric Co.	21	774

Machinery — 1.0%
Illinois Tool Works Inc.	11	526

Road and Rail — 3.3%
Kansas City Southern	35	1,026	A
Norfolk Southern Corp.	14	709

		1,735

Information Technology — 9.2%
Communications Equipment — 2.5%
Cisco Systems Inc.	23	640	A
Nokia Oyj – ADR	35	711

		1,351

Portfolio of Investments — Continued
Balanced Trust — Continued

	Shares/Par	Value

Information Technology — Continued
Computers and Peripherals — 1.6%
Dell Inc.	34	$853	A

Office Electronics — 1.3%
CANON Inc. – ADR	12	696

Semiconductors and Semiconductor Equipment — 1.8%
Intel Corp.	46	931

Software — 2.0%
Microsoft Corp.	35	1,045

Materials — 2.9%
Chemicals — 1.8%
Praxair Inc.	15	914

Metals and Mining — 1.1%
Rio Tinto PLC – ADR	3	595

Utilities — 1.8%
Gas Utilities — 1.8%
Questar Corp.	12	955

Total Common Stocks and Equity Interests (Cost — $25,823)		34,801

		Maturity
	Rate	Date	Par/Shares	Value

Corporate Bonds and Notes — 13.5%

Aerospace and Defense — 0.9%
General Dynamics Corp.	4.500%	8/15/10	$500	$489

Capital Markets — 0.9%
Merrill Lynch and Co. Inc.	3.700%	4/21/08	500	489

Computers and Peripherals — 0.7%
International Business Machines Corp.	3.800%	2/1/08	350	345

Consumer Finance — 2.6%
American Express Credit Corp.	3.000%	5/16/08	575	558
Caterpillar Financial Services Corp.	4.300%	6/1/10	500	486
John Deere Capital Corp.	3.900%	1/15/08	350	345

				1,389

Diversified Financial Services — 1.3%
Bank of America Corp.	5.125%	11/15/14	330	325
Citigroup Inc.	3.500%	2/1/08	350	343

				668

Electric Utilities — 0.9%
Pacific Gas and Electric Co.	4.200%	3/1/11	500	479

Electrical Equipment — 0.9%
SLM Corp.	4.180%	1/31/14	500	468	B

Food and Staples Retailing — 2.7%
Kroger Co.	6.750%	4/15/12	400	420
Safeway Inc.	4.800%	7/16/07	525	523
Wal-Mart Stores Inc.	4.550%	5/1/13	475	458

				1,401

Industrial Conglomerates — 0.8%
General Electric Co.	5.000%	2/1/13	450	445

Portfolio of Investments — Continued
Balanced Trust — Continued

		Maturity
	Rate	Date	Par/Shares	Value

IT Services — 0.9%
First Data Corp.	3.375%	8/1/08	$475	$461

Pharmaceuticals — 0.9%
Abbott Laboratories	3.750%	3/15/11	500	472

Total Corporate Bonds and Notes (Cost — $7,255)				7,106

U.S. Government and Agency Obligations — 17.6%
Fixed Rate Securities — 15.9%
Fannie Mae	3.250%	2/15/09	750	724
Fannie Mae	3.875%	2/15/10	250	242
Fannie Mae	4.625%	10/15/14	700	684
Federal Farm Credit Bank	3.750%	4/9/10	475	458
Freddie Mac	3.160%	5/7/07	500	497
Freddie Mac	3.625%	9/15/08	250	244
Freddie Mac	5.500%	9/15/11	800	818
Freddie Mac	4.500%	11/15/12	350	342
Freddie Mac	4.625%	5/28/13	500	483
United States Treasury Notes	3.375%	11/15/08	500	487
United States Treasury Notes	4.375%	11/15/08	500	496
United States Treasury Notes	3.625%	7/15/09	900	876
United States Treasury Notes	4.250%	10/15/10	300	295
United States Treasury Notes	4.250%	1/15/11	1,000	983
United States Treasury Notes	4.000%	2/15/14	550	526
United States Treasury Notes	4.500%	11/15/15	250	246

				8,401

Stripped Securities — 0.8%
United States Treasury STRIPS	0.000%	5/15/13	525	391	C

		Maturity
	Rate	Date	Par/Shares	Value

U.S. Government and Agency Obligations — Continued

Treasury Inflation-Protected Securities — 0.9%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	$492	$477	D

Total U.S. Government and Agency Obligations (Cost — $9,391)				9,269

U.S. Government Agency Mortgage-Backed Securities — 1.8%
Fixed Rate Securities — 1.8%
Fannie Mae	5.000%	7/1/18 to
		1/1/36	809	788
Government National Mortgage Association	7.000%	2/15/28 to
		12/15/31	142	147

Total U.S. Government Agency Mortgage- Backed Securities (Cost — $943)				935

Portfolio of Investments — Continued
Balanced Trust — Continued

	Par/Shares	Value

Repurchase Agreements — 1.3%

Bank of America 5.24%, dated 12/29/06, to be repurchased at $360 on 1/2/07 (Collateral: $365 Federal Home Loan Bank notes, 5.25%, due 11/3/09, value $368)	360	$360

Goldman Sachs Group Inc. 5.21%, dated 12/29/06, to be repurchased at $360 on 1/2/07 (Collateral: $390 Fannie Mae Conventional Loan Pool, 4.50%, due 8/1/35, value $366)	359	359

Total Repurchase Agreements (Cost — $719)		719

Total Investments — 100.2% (Cost — $44,131)		52,830
Other Assets Less Liabilities — (0.2)%		(100)

Net Assets — 100.0%		$52,730

Net Asset Value Per Share:
Primary Class		$11.44

Financial Intermediary Class		$11.43

Institutional Class		$11.39

A	Non-income producing.

B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2006.

C	STRIPS — Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

D	Inflation-Protected Securities — Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
ADR — American Depository Receipt

Portfolio of Investments

Financial Services Fund
December 31, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 86.5%
Financials — 80.4%
Capital Markets — N.M.
KBW Inc.	1	$29	A

Commercial Banks — 41.2%
AmericanWest Bancorporation	50	1,211
Cascade Bancorp	56	1,745
Cascade Financial Corp.	63	1,067
Commerce Bancshares Inc.	32	1,525
Commercial Bankshares Inc.	20	759
Cullen/Frost Bankers Inc.	20	1,116
Epic Bancorp	50	726
First Financial Bankshares Inc.	20	837
First Keystone Corp.	36	648
First Security Group Inc.	25	288
First State Bancorporation	45	1,114
Gateway Financial Holdings Inc.	56	804
Glacier Bancorp Inc.	94	2,291
Greater Bay Bancorp	40	1,053
IBERIABANK Corp.	25	1,476
Leesport Financial Corp.	2	50
Marshall and Ilsley Corp.	18	860
Mercantile Bankshares Corp.	38	1,755
Northrim BanCorp Inc.	42	1,117
Pacific Continental Corp.	5	100
Somerset Hills Bancorp	48	641
SunTrust Banks Inc.	20	1,689
Sussex Bancorp	32	473
TCF Financial Corp.	50	1,371
TD Banknorth Inc.	25	791
The Bank Holdings Inc.	6	120	A
United Financial Corp.	29	730
Wainwright Bank and Trust Co.	84	921
Zions Bancorporation	12	982

		28,260

	Shares/Par	Value

Financials — Continued
Consumer Finance — 4.7%
Capital One Financial Corp.	26	$1,986
SLM Corp.	25	1,219

		3,205

Diversified Financial Services — 7.0%
Bank of America Corp.	28	1,470
Financial Federal Corp.	23	662
Highbury Financial Inc.	150	1,350	A
J.P. Morgan Chase and Co.	28	1,351

		4,833

Insurance — 23.5%
American Safety Insurance Holdings Ltd.	70	1,299	A
Assurant Inc.	35	1,934
Brown and Brown Inc.	52	1,467
CRM Holdings Ltd.	100	899	A
Hanover Insurance Group Inc.	22	1,074
Hilb Rogal and Hobbs Co.	30	1,264
Lincoln National Corp.	25	1,660
Old Republic International Corp.	69	1,600
Philadelphia Consolidated Holding Co.	45	2,005	A
RLI Corp.	32	1,805
StanCorp Financial Group Inc.	25	1,126

		16,133

Thrifts and Mortgage Finance — 4.0%
Citizens First Bancorp Inc.	15	464
Riverview Bancorp Inc.	101	1,540
Willow Grove Bancorp Inc.	48	718

		2,722

Information Technology — 6.1%
Internet Software and Services — 1.3%
Online Resources Corp.	90	919	A

Portfolio of Investments — Continued
Financial Services Fund — Continued

	Shares/Par	Value

Information Technology — Continued
IT Services — 4.8%
CheckFree Corp.	15	$602	A
Electronic Clearing House Inc.	40	736	A
Fiserv Inc.	37	1,940	A

		3,278

Total Common Stocks and Equity Interests (Cost — $39,365)		59,379

Repurchase Agreements — 13.6%

Bank of America 5.24%, dated 12/29/06, to be repurchased at $4,655 on 1/2/07 (Collateral: $4,700 Federal Home Loan Bank notes, 5.25%, due 11/3/09, value $4,742)	$4,652	4,652

Goldman Sachs Group Inc. 5.21%, dated 12/29/06, to be repurchased at $4,655 on 1/2/07 (Collateral: $5,039 Fannie Mae Conventional Loan Pool, 4.50%, due 8/1/35, value $4,740)	4,653	4,653

Total Repurchase Agreements (Cost — $9,305)		9,305

Total Investments — 100.1% (Cost — $48,670)		68,684
Other Assets Less Liabilities — (0.1)%		(76)

Net Assets — 100.0%		$68,608

Net Asset Value Per Share:
Primary Class		$14.52

Financial Intermediary Class		$15.79

A Non-income producing.
N.M. — Not meaningful.

Portfolio of Investments

U.S. Small-Capitalization Value Trust
December 31, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 98.3%
Consumer Discretionary — 24.4%
Auto Components — 3.4%
Aftermarket Technology Corp.	36	$773	A
American Axle and Manufacturing Holdings Inc.	51	976
ArvinMeritor Inc.	118	2,153
Bandag Inc. — Class A	12	579
Dorman Products Inc.	11	123	A
Modine Manufacturing Co.	28	701
Strattec Security Corp.	6	289	A
The Goodyear Tire and Rubber Co.	65	1,371	A
TRW Automotive Holdings Corp.	56	1,454	A

		8,419

Distributors — 0.5%
Building Materials Holding Corp.	47	1,166
Handleman Co.	13	87

		1,253

Diversified Consumer Services — 0.6%
Career Education Corp.	19	468	A
Pre-Paid Legal Services Inc.	12	481	A
Vertrue Inc.	15	592	A

		1,541

Hotels, Restaurants and Leisure — 2.6%
Bluegreen Corp.	36	466	A
CBRL Group Inc.	28	1,235
Frisch’s Restaurants Inc.	6	173
Jack in the Box Inc.	52	3,143	A
Landry’s Restaurants Inc.	7	214
Luby’s Inc.	13	138	A
Ruby Tuesday Inc.	6	162
Speedway Motorsports Inc.	24	922
The Steak N Shake Co.	6	113	A

		6,566

	Shares/Par	Value

Consumer Discretionary — Continued
Household Durables — 5.0%
American Greetings Corp.	89	$2,120
Beazer Homes USA Inc.	5	230
Blyth Inc.	54	1,127
Chromcraft Revington Inc.	10	88	A
Craftmade International Inc.	9	156
CSS Industries Inc.	18	623
Ethan Allen Interiors Inc.	46	1,657
Flexsteel Industries	5	58
Furniture Brands International Inc.	82	1,332
Hooker Furniture Corp.	14	213
Lenox Group Inc.	10	66	A
Levitt Corp.	13	164
Mity Enterprises Inc.	5	88	A
Standard-Pacific Corp.	1	21
Stanley Furniture Co. Inc.	16	352
Technical Olympic USA Inc.	40	404
Tempur-Pedic International Inc.	90	1,835	A
Tupperware Brands Corp.	79	1,793
WCI Communities Inc.	4	73	A

		12,400

Leisure Equipment and Products — 1.1%
Aldila Inc.	2	25
Escalade Inc.	8	88
JAKKS Pacific Inc.	35	754	A
MarineMax Inc.	15	399	A
Polaris Industries Inc.	30	1,419

		2,685

Media — 0.6%
Belo Corp.	20	375
Journal Communications Inc.	48	604

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Consumer Discretionary — Continued
Media — Continued
Saga Communications Inc.	15	$147	A
Valassis Communications Inc.	22	312	A

		1,438

Multiline Retail — 0.6%
Conn’s Inc.	31	728	A
Tuesday Morning Corp.	46	709

		1,437

Specialty Retail — 8.3%
Asbury Automotive Group Inc.	48	1,131
Bakers Footwear Group Inc.	4	33	A
Big 5 Sporting Goods Corp.	24	589
Borders Group Inc.	32	706
Charming Shoppes Inc.	55	739	A
Claire’s Stores Inc.	14	454
Finlay Enterprises Inc.	18	145	A
Genesco Inc.	38	1,429	A
Group 1 Automotive Inc.	42	2,146
Hastings Entertainment Inc.	19	135	A
JOS A Bank Clothiers Inc.	4	117	A
Lithia Motors Inc.	22	621
New York and Co. Inc.	1	13	A
Pacific Sunwear of California Inc.	57	1,118	A
Rent-A-Center Inc.	64	1,900	A
REX Stores Corp.	17	307	A
Sonic Automotive Inc.	51	1,478
Stage Stores Inc.	45	1,360
The Buckle Inc.	10	493
The Cato Corp.	19	431
The Finish Line Inc.	36	507
United Auto Group Inc.	113	2,656
Zale Corp.	81	2,277	A

		20,785

	Shares/Par	Value

Consumer Discretionary — Continued
Textiles, Apparel and Luxury Goods — 1.7%
Columbia Sportswear Co.	20	$1,131
K-Swiss Inc.	23	695
Lakeland Industries Inc.	4	58	A
Perry Ellis International Inc.	9	381	A
Rocky Brands Inc.	5	82	A
The Timberland Co.	55	1,750	A
Unifirst Corp.	7	253

		4,350

Consumer Staples — 4.2%
Food and Staples Retailing — 1.9%
BJ’s Wholesale Club Inc.	65	2,031	A
Ingles Markets Inc.	9	274
Nash Finch Co.	14	385
Ruddick Corp.	75	2,084

		4,774

Food Products — 1.3%
Del Monte Foods Co.	207	2,282
Gold Kist Inc.	9	194	A
Maui Land and Pineapple Co. Inc.	4	146	A
Premium Standard Farms Inc.	19	357
The J.M. Smucker Co.	6	291

		3,270

Household Products — 0.3%
Spectrum Brands Inc.	55	599	A

Personal Products — 0.1%
Elizabeth Arden Inc.	9	180	A
Schiff Nutrition International Inc.	11	72	A

		252

Tobacco — 0.6%
Universal Corp.	31	1,505

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Energy — 3.0%
Energy Equipment and Services — 0.5%
Bristow Group Inc.	22	$801	A
Gulfmark Offshore Inc.	13	502	A

		1,303

Oil, Gas and Consumable Fuels — 2.5%
Alon USA Energy Inc.	14	358
Brigham Exploration Co.	48	353	A
Callon Petroleum Co.	20	293	A
Encore Acquisition Co.	36	883	A
Forest Oil Corp.	14	464	A
Mexco Energy Corp.	1	7	A
Pogo Producing Co.	10	494
Stone Energy Corp.	46	1,640	A
The Houston Exploration Co.	14	730	A
The Meridian Resource Corp.	92	285	A
USEC Inc.	53	677	A
Whittier Energy Corp.	10	96	A

		6,280

Financials — 34.5%
Commercial Banks — 10.5%
American National Bankshares Inc.	10	224
Arrow Financial Corp.	11	270
Bancfirst Corp.	13	694
BancorpSouth Inc.	16	440
Camden National Corp.	12	549
Chemical Financial Corp.	40	1,347
Chittenden Corp.	7	199
Citizens Banking Corp.	29	761
Columbia Banking System Inc.	24	840
Community Bank System Inc.	31	704
Community Trust Bancorp Inc.	25	1,028
First Bancorp	7	157
First Community Bancshares Inc.	12	459
First M&F Corp.	11	210

Quarterly Report to Shareholders  47

	Shares/Par	Value

Financials — Continued
Commercial Banks — Continued
First United Corp.	8	$178
Firstbank Corp.	1	26
FNB Corp.	12	498
FNB Corp.	7	125
FNB Corp.	60	1,087
German American Bancorp Inc.	10	144
Greater Bay Bancorp	13	353
Harleysville National Corp.	12	231
Harrington West Financial Group Inc.	8	132
IBERIABANK Corp.	6	347
Independent Bank Corp.	11	266
Integra Bank Corp.	5	129
International Bancshares Corp.	23	710
Lakeland Financial Corp.	11	286
MainSource Financial Group Inc.	16	278
Merchants Bancshares Inc.	4	97
NBT Bancorp Inc.	36	909
North Valley Bancorp	11	208
Northrim BanCorp Inc.	9	226
Old Point Financial Corp.	2	45
Oriental Financial Group Inc.	26	331
PAB Bankshares Inc.	14	293
Park National Corp.	3	287
Penns Woods Bancorp Inc.	5	177
Peoples Bancorp Inc.	18	526
Provident Bankshares Corp.	24	861
Renasant Corp.	9	282
Republic Bancorp Inc.	119	1,599
Republic First Bancorp Inc.	13	172	A
S&T Bancorp Inc.	8	277
Sierra Bancorp	6	174
Simmons First National Corp.	8	265
Sky Financial Group Inc.	26	751
Southwest Bancorp Inc.	11	295

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Financials — Continued
Commercial Banks — Continued
Susquehanna Bancshares Inc.	22	$589
Taylor Capital Group Inc.	6	204
TriCo Bancshares	14	369
Trustmark Corp.	63	2,071
United Bankshares Inc.	18	692
United Security Bancshares	6	169
Univest Corp. of Pennsylvania	10	308
Washington Banking Co.	6	100
WesBanco Inc.	15	489
West Coast Bancorp	13	450
Whitney Holding Corp.	6	189
Yadkin Valley Financial Corp.	6	117

		26,194

Consumer Finance — 0.4%
Advanta Corp.	15	586
Nelnet Inc.	15	402	A

		988

Diversified Financial Services — 0.4%
Asset Acceptance Capital Corp.	40	664	A
California First National Bancorp	7	94
Marlin Business Services Corp.	10	233	A

		991

Insurance — 13.4%
21st Century Insurance Group	65	1,152
Affirmative Insurance Holdings Inc.	15	246
Alfa Corp.	58	1,094
American Equity Investment Life Holding Co.	55	713
Argonaut Group Inc.	28	993	A
Bristol West Holdings Inc.	29	461
CNA Surety Corp.	45	957	A
Delphi Financial Group Inc.	61	2,473
Direct General Corp.	34	702

	Shares/Par	Value

Financials — Continued
Insurance — Continued
Donegal Group Inc. — Class A	7	$144
Donegal Group Inc. — Class B	4	64
EMC Insurance Group Inc.	5	169
FBL Financial Group Inc.	47	1,852
Great American Financial Resources Inc.	39	892
Hanover Insurance Group Inc.	23	1,132
Harleysville Group Inc.	19	644
Horace Mann Educators Corp.	45	899
Infinity Property and Casualty Corp.	35	1,679
LandAmerica Financial Group Inc.	29	1,817
Meadowbrook Insurance Group Inc.	48	472	A
National Western Life Insurance Co.	4	897
Nymagic Inc.	8	304
Odyssey Re Holdings Corp.	101	3,760
Ohio Casualty Corp.	55	1,644
Presidential Life Corp.	33	729
Procentury Corp.	12	229
Safety Insurance Group Inc.	27	1,349
SeaBright Insurance Holdings	9	169	A
StanCorp Financial Group Inc.	22	991
The Commerce Group Inc.	113	3,368
The Midland Co.	18	741
The Phoenix Cos. Inc.	19	307
Unico American Corp.	5	68	A
United Fire and Casualty Co.	15	515

		33,626

Thrifts and Mortgage Finance — 9.8%
Anchor Bancorp Wisconsin Inc.	37	1,058
Bankunited Financial Corp.	8	226
Corus Bankshares Inc.	72	1,670
Dime Community Bancshares	13	188
Downey Financial Corp.	39	2,831
First Defiance Financial Corp.	2	51

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Financials — Continued
Thrifts and Mortgage Finance — Continued
First Financial Holdings Inc.	19	$740
First Financial Service Corp.	6	181
First Mutual Bancshares Inc.	7	173
First Place Financial Corp.	16	366
FirstFed Financial Corp.	26	1,748	A
Flagstar Bancorp Inc.	42	628
Flushing Financial Corp.	32	553
Franklin Bank Corp.	23	472	A
Fremont General Corp.	107	1,733
HMN Financial Inc.	6	207
IndyMac Bancorp Inc.	97	4,376
ITLA Capital Corp.	7	423
MAF Bancorp Inc.	35	1,567
North Central Bancshares Inc.	2	90
OceanFirst Financial Corp.	13	297
Parkvale Financial Corp.	9	276
PFF Bancorp Inc.	23	800
TierOne Corp.	4	139
Timberland Bancorp Inc.	6	237
Triad Guaranty Inc.	20	1,095	A
United Community Financial Corp.	32	394
Washington Federal Inc.	42	984
Webster Financial Corp.	14	663
WSFS Financial Corp.	4	268

		24,434

Health Care — 2.1%
Health Care Equipment and Supplies — 0.4%
Atrion Corp.	2	140
Cantel Medical Corp.	17	280	A
Kinetic Concepts Inc.	7	281	A
Nutraceutical International Corp.	10	159	A

		860

	Shares/Par	Value

Health Care — Continued
Health Care Providers and Services — 1.7%
Apria Healthcare Group Inc.	71	$1,892	A
Kindred Healthcare Inc.	50	1,265	A
LifePoint Hospitals Inc.	22	752	A
Magellan Health Services Inc.	5	216	A
National Home Health Care Corp.	11	131
National Medical Health Card Systems Inc.	4	41	A

		4,297

Industrials — 13.3%
Aerospace and Defense — 0.2%
Ducommun Inc.	8	176	A
United Industrial Corp.	7	376

		552

Air Freight and Logistics — 0.2%
ABX Air Inc.	56	390	A

Airlines — 1.9%
ExpressJet Holdings Inc.	91	734	A
Mesa Air Group Inc.	61	518	A
Republic Airways Holdings Inc.	45	747	A
Skywest Inc.	107	2,722

		4,721

Building Products — 2.2%
Ameron International Corp.	15	1,107
ElkCorp	26	1,073
Griffon Corp.	25	632	A
Lennox International Inc.	43	1,304
Simpson Manufacturing Co. Inc.	21	652
Universal Forest Products Inc.	17	811

		5,579

Commercial Services and Supplies — 2.2%
Deluxe Corp.	67	1,688
Ennis Inc.	17	423

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Industrials — Continued
Commercial Services and Supplies — Continued
Intersections Inc.	17	$181	A
John H. Harland Co.	45	2,254
Labor Ready Inc.	30	555	A
M&F Worldwide Corp.	12	313	A
United Stationers Inc.	4	178	A

		5,592

Electrical Equipment — 0.3%
A.O. Smith Corp.	4	166
GrafTech International Ltd.	96	662	A
Technology Research Corp.	3	14

		842

Industrial Conglomerates — 0.3%
Standex International Corp.	21	627

Machinery — 2.9%
Accuride Corp.	31	346	A
Albany International Corp., Class A	6	204
Barnes Group Inc.	28	618
Blount International Inc.	1	9	A
Briggs and Stratton Corp.	67	1,797
Commercial Vehicle Group Inc.	22	488	A
Gehl Co.	7	187	A
Kennametal Inc.	11	624
Navistar International Corp.	60	1,999	A
Supreme Industries Inc.	14	91
The Timken Co.	12	362
Wabash National Corp.	33	494

		7,219

Road and Rail — 2.3%
Arkansas Best Corp.	14	500
Con-way Inc.	26	1,149
Quality Distribution Inc.	5	62	A

	Shares/Par	Value

Industrials — Continued
Road and Rail — Continued
RailAmerica Inc.	31	$500	A
Saia Inc.	11	266	A
Swift Transportation Co. Inc.	30	786	A
Werner Enterprises Inc.	42	739
YRC Worldwide Inc.	44	1,675	A

		5,677

Trading Companies and Distributors — 0.5%
BlueLinx Holdings Inc.	29	304
Huttig Building Products Inc.	5	26	A
UAP Holding Corp.	9	224
United Rentals Inc.	32	801	A

		1,355

Transportation Infrastructure — 0.3%
Interpool Inc.	30	689

Information Technology — 3.8%
Communications Equipment — 0.5%
Plantronics Inc.	39	829
Radyne Corp.	17	186	A
Spectralink Corp.	13	108
Westell Technologies Inc.	73	183	A

		1,306

Computers and Peripherals — N.M.
KEY Tronic Corp.	11	50	A

Electronic Equipment and Instruments — 1.3%
ADDvantage Technologies Group Inc.	2	5	A
Agilysys Inc.	25	422
Global Imaging Systems Inc.	1	26	A
Micronetics Inc.	4	31	A
Multi-Fineline Electronix Inc.	18	359	A
PAR Technology Corp.	13	121	A

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Information Technology — Continued
Electronic Equipment and Instruments — Continued
Plexus Corp.	21	$492	A
Sigmatron International Inc.	5	45	A
SYNNEX Corp.	38	838	A
TTM Technologies Inc.	28	317	A
Vishay Intertechnology Inc.	28	383	A
Wireless Telecom Group Inc.	40	101

		3,140

Internet Software and Services — 1.0%
Earthlink Inc.	159	1,126	A
United Online Inc.	108	1,428

		2,554

IT Services — N.M.
TSR Inc.	7	29

Semiconductors and Semiconductor Equipment — 1.0%
Cohu Inc.	17	336
Intest Corp.	2	10	A
Kulicke and Soffa Industries Inc.	50	421	A
MKS Instruments Inc.	17	393	A
Omnivision Technologies Inc.	52	708	A
Photronics Inc.	27	439	A
Portalplayer Inc.	5	70	A

		2,377

Software — N.M.
Dynamics Research Corp.	12	120	A

Materials — 5.3%
Chemicals — 2.5%
Cytec Industries Inc.	1	51
FMC Corp.	18	1,339
Georgia Gulf Corp.	33	637
Hawkins Inc.	4	57

	Shares/Par	Value

Materials — Continued
Chemicals — Continued
Olin Corp.	77	$1,269
PolyOne Corp.	122	913	A
Sensient Technologies Corp.	78	1,909

		6,175

Construction Materials — 0.5%
Headwaters Inc.	40	956	A
US Concrete Inc.	36	259	A

		1,215

Containers and Packaging — 0.5%
Silgan Holdings Inc.	30	1,318

Metals and Mining — 1.4%
Gibraltar Industries Inc.	38	902
NN Inc.	18	220
Northwest Pipe Co.	7	237	A
Worthington Industries Inc.	117	2,070

		3,429

Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.	50	1,074

Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.9%
Commonwealth Telephone Enterprises Inc.	23	980
HickoryTech Corp.	14	97
Iowa Telecommunications Services Inc.	33	656
North Pittsburgh Systems Inc.	2	39
Premiere Global Services Inc.	63	593	A

		2,365

Utilities — 6.8%
Electric Utilities — 1.7%
Great Plains Energy Inc.	73	2,318
Green Mountain Power Corp.	5	183

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Utilities — Continued
Electric Utilities — Continued
Otter Tail Corp.	5	$143
Westar Energy Inc.	63	1,641

		4,285

Gas Utilities — 2.5%
Atmos Energy Corp.	37	1,190
Energen Corp.	4	164
New Jersey Resources Corp.	12	564
Peoples Energy Corp.	18	820
The Laclede Group Inc.	23	792
WGL Holdings Inc.	80	2,616

		6,146

Independent Power Producers and Energy Traders — 0.2%
Black Hills Corp.	11	410

Multi-Utilities — 2.4%
Puget Energy Inc.	79	2,006
Vectren Corp.	44	1,248
WPS Resources Corp.	51	2,777

		6,031

Total Common Stocks and Equity Interests (Cost — $193,486)		245,514

	Shares/Par	Value

Repurchase Agreements — 2.5%
Bank of America 5.24%, dated 12/29/06, to be repurchased at $3,088 on 1/2/07 (Collateral: $3,120 Federal Home Loan Bank notes, 5.25%, due 11/3/09, value $3,148)	$3,087	$3,087

Goldman Sachs Group Inc. 5.21%, dated 12/29/06, to be repurchased at $3,088 on 1/2/07 (Collateral: $3,344 Fannie Mae Conventional Loan Pool, 4.50%, due 8/1/35, value $3,145)	3,086	3,086

Total Repurchase Agreements (Cost — $6,173)		6,173

Total Investments — 100.7% (Cost — $199,659)		251,687
Other Assets Less Liabilities — (0.7)%		(1,802)

Net Assets — 100.0%		$249,885

Net Asset Value Per Share:
Primary Class		$13.68

Institutional Class		$15.39

A Non-income producing.
N.M. — Not meaningful.

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (‘‘NASDAQ’’) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Each Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. At, December 31,2006, there were no fair valued securities for any of the Funds.
     Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
     Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Investors Trust, Inc.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date: February 27, 2007

By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investors Trust, Inc.
Date: February 26, 2007